Income and other taxes - Income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax (expense) recovery:
Current period before undernoted items	$ (74,169)	$ (64,679)
Adjustments to prior years including resolution for certain outstanding audits	43	14,755
Current tax recovery (expense)	(74,126)	(49,924)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	52,396	46,982
Adjustments to prior years including resolution for certain outstanding audits	(383)	6,904
Changes in tax rates	34	(5,828)
Impact of foreign exchange and other	(7,762)	377
Deferred tax recovery (expense)	44,285	48,435
Total income tax expense	$ (29,841)	$ (1,489)